Segment information - Revenue by geographical area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue by geographical area
Revenue	€ 232,023	€ 205,450	€ 170,449
United States of America
Revenue by geographical area
Revenue	79,380	69,140	47,266
Americas other than USA
Revenue by geographical area
Revenue	7,544	6,297	5,297
Belgium
Revenue by geographical area
Revenue	7,407	6,947	7,048
Germany
Revenue by geographical area
Revenue	30,039	20,442	17,087
France
Revenue by geographical area
Revenue	16,237	12,964	11,586
Switzerland
Revenue by geographical area
Revenue	16,918	13,643	12,587
United Kingdom
Revenue by geographical area
Revenue	11,062	8,836	7,725
Italy
Revenue by geographical area
Revenue	8,124	6,520	5,876
Netherlands
Revenue by geographical area
Revenue	6,621	7,310	6,943
Other Europe
Revenue by geographical area
Revenue	28,731	33,816	31,518
Asia Pacific
Revenue by geographical area
Revenue	€ 19,960	€ 19,535	€ 17,516